Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska 68508

April 30, 2018

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Lincoln Benefit Life Company
Lincoln Benefit Life Variable Annuity Account (“Registrant”)
Registration Statements on Form N-4
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant	Depositor	1940 Act #	Registration Statement
Lincoln Benefit Life Variable Annuity Account	Lincoln Benefit Life Company	811-07924	333-50545
333-109688

You may direct any questions regarding this filing to the undersigned at (203) 653-3897.

Very truly yours,

/s/MEGAN CUROE
Megan Curoe
Assistant Secretary and Assistant Vice President